Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,137,312	$ 744,840	¥ 4,284,291
Restricted cash—current (including RMB3,509 from the consolidated trusts as of December 31, 2021 and not applicable as of December 31, 2022)	83,759	12,144	65,822
Short-term investments	21,087,089	3,057,341	21,634,642
Accounts receivable, net (net of allowance of RMB3,713 and RMB5,424 as of December 31, 2021 and 2022, respectively)	13,015	1,887	29,139
Amounts due from related parties	0	0	7,075
Loans receivable, net (including RMB353,509 from the consolidated trusts as of December 31, 2021 and not applicable as of December 31, 2022)	2,648,449	383,989	1,777,667
Prepayments and other current assets	2,034,427	294,964	1,099,607
Total current assets	31,004,051	4,495,165	28,898,243
Restricted cash—non-current	0	0	13,500
Property and equipment, net	108,824	15,778	102,158
Investments in equity investees	1,774,270	257,245	1,678,351
Intangible assets, net	502,421	72,844	557,016
Goodwill	3,124,828	453,057	3,124,828
Deferred tax assets	41,490	6,015	20,492
Operating lease right-of-use assets and land use rights	132,000	19,138	0
Other non-current assets	8,427	1,222	3,847
Total non-current assets	5,692,260	825,299	5,500,192
TOTAL ASSETS	36,696,311	5,320,464	34,398,435
Current liabilities
Short-term loans (including RMB9,000 and nil from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	0	0	9,000
Accounts payable (including RMB29,077 and RMB6,374 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	27,953	4,053	29,381
Amounts due to related parties	122,152	17,710	179,859
Prepaid for freight listing fees and other service fees (including RMB383,153 and RMB436,806 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	462,080	66,995	383,236
Income tax payable (including RMB21,573 and RMB8,082 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	52,233	7,573	31,538
Other tax payable (including RMB566,479 and RMB682,030 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	721,597	104,622	894,592
Operating lease liabilities – current (including nil and RMB39,649 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	44,590	6,465	0
Accrued expenses and other current liabilities (including RMB1,045,484 and RMB883,965 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	1,301,160	188,649	1,206,179
Total current liabilities.	2,731,765	396,067	2,733,785
Deferred tax liabilities (including RMB26,415 and RMB23,358 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	121,611	17,632	135,764
Operating lease liabilities – non current (including nil and RMB34,036 from the consolidated VIEs as of December 31, 2021 and 2022, respectively)	35,931	5,210	0
Total non-current liabilities	157,542	22,842	135,764
TOTAL LIABILITIES	2,889,307	418,909	2,869,549
Commitments and contingencies (Note 25)
MEZZANINE EQUITY
Redeemable non-controlling interests	149,771	21,715	0
EQUITY
Additional paid-in capital	47,758,178	6,924,285	49,245,773
Accumulated other comprehensive income	2,511,170	364,085	538,650
Subscription receivables	0	0	(1,310,140)
Accumulated deficit	(16,613,492)	(2,408,730)	(17,020,254)
TOTAL FULL TRUCK ALLIANCE CO. LTD.EQUITY	33,657,233	4,879,840	31,455,445
Non-controlling interests	0	0	73,441
TOTAL EQUITY	33,657,233	4,879,840	31,528,886
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	36,696,311	5,320,464	34,398,435
Common Class A [Member]
EQUITY
Common Stock Value	1,222	177	1,198
Common Class B [Member]
EQUITY
Common Stock Value	¥ 155	$ 23	¥ 218